Share-based payments - Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan (Details)		12 Months Ended
		Dec. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares
Schedule Of Number And Weighted Average Exercise Prices And Movements In The Share Incentive Plan Abstract
Number of options, Beginning balance		337,703,090		333,518,082
Weighted average exercise prices, Beginning balance		$ 0.03		$ 0.04
Number of options, Granted		129,094,400		378,054,660
Weighted average exercise prices, Granted	[1]	$ 0		$ 0
Number of options, Forfeited		(107,946,800)		(147,021,300)
Weighted average exercise prices, Forfeited		$ 0.08		$ 0.02
Number of options, Exercised		(63,615,000)		(226,848,352)
Weighted average exercise prices, Exercised		$ 0	[1]	$ 0.04
Number of options, Ending balance		295,235,690		337,703,090
Weighted average exercise prices, Ending balance		$ 0.01		$ 0.03
Number of options, Exercisable		251,020,800		191,253,800
Weighted average exercise prices, Exercisable		$ 0.01		$ 0.01

[1]	Representing amount less than US$0.01.